Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

In General. We generally grant equity-based compensation in the form of restricted stock unit awards to key employees and certain others. Such awards may include time-based or performance-based vesting conditions or may be earned based on achievement of market conditions, such as the price of our common stock. We have on certain occasions in the past, and may continue to do so in future, grant equity-based compensation in the form of stock option awards and restricted stock awards, The grant date fair value of awards made during 2024 and 2023 to the Named Executive Officers is set forth in the Summary Compensation Table above. Additional information regarding awards made to the Named Executive Officers under the Company’s equity plans and which remained outstanding as of December 31, 2024 is detailed in accordance with SEC rules in the Outstanding Equity Awards as of 2024 Fiscal Year-End table below.

In determining the timing and terms of grants of equity-based compensation, unless such awards are on a predetermined schedule, including employment dates in which new employees receive an initial equity award upon joining the Company, we take into account whether material nonpublic information exists and the timing of disclosure of such information in order to attempt to mitigate to the extent possible any effect on the value of the equity-based compensation from disclosure of such information.

Award Timing Method	The grant date fair value of awards made during 2024 and 2023 to the Named Executive Officers is set forth in the Summary Compensation Table above. Additional information regarding awards made to the Named Executive Officers under the Company’s equity plans and which remained outstanding as of December 31, 2024 is detailed in accordance with SEC rules in the Outstanding Equity Awards as of 2024 Fiscal Year-End table below.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered

In determining the timing and terms of grants of equity-based compensation, unless such awards are on a predetermined schedule, including employment dates in which new employees receive an initial equity award upon joining the Company, we take into account whether material nonpublic information exists and the timing of disclosure of such information in order to attempt to mitigate to the extent possible any effect on the value of the equity-based compensation from disclosure of such information.